As filed with the Securities and Exchange Commission on February 13, 1996


                                                         Securities Act File No.
                                                 Investment Company Act File No.


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                   _________________________________________

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                          Pre-Effective Amendment No.
                         Post-Effective Amendment No.
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                        X
                                 Amendment No.
                       (Check appropriate box or boxes)
                   _________________________________________
                   Merrill Lynch Insured Equity Funds, Inc.
              (Exact name of Registrant as specified in charter)

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                   (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code (609) 282-2800

                                 ARTHUR ZEIKEL
                                   Box 9011
                       Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                                        Copies to:
          Counsel for the Fund:              and
          JOEL H. GOLDBERG, Esq.                    PHILIP L. KIRSTEIN, Esq.
Shereff, Friedman, Hoffman & Goodman, LLP        Merrill Lynch Asset Management
             919 Third Avenue                            P.O. Box 9011
         New York, New York 10022               Princeton, New Jersey 08543-9011


         The Registrant declares that an indefinite amount of common stock, par value $.0001 per share, is being registered by this Registration Statement pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


                    MERRILL LYNCH INSURED EQUITY FUNDS, INC.
                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A Item No.                                             Location in Prospectus
------------                                              ----------------------
Part A
------
Item 1.   Cover Page . . . . . . . . . . . . . . . . . .  Cover Page
Item 2.   Synopsis   . . . . . . . . . . . . . . . . . .  Fee Table
Item 3.   Condensed Financial Information  . . . . . . .  Not Applicable
Item 4.   General Description of Registrant  . . . . . .  Investment Objective
                                                          and Policies;
                                                          Management of the
                                                          Fund; Other Investment
                                                          Policies and
                                                          Practices; Additional
                                                          Information

Item 5.   Management of the Fund . . . . . . . . . . . .  Fee Table; Management
                                                          of the Fund
Item 5A.  Management's Discussion of Fund Performance  .  Not Applicable
Item 6.   Capital Stock and Other Securities . . . . . .  Additional Information
Item 7.   Purchase of Securities Being Offered . . . . .  Purchase of Shares;
                                                          Additional Information
Item 8.   Redemption or Repurchase . . . . . . . . . . .  Fee Table; Redemption
                                                          of Shares
Item 9.   Pending Legal Proceedings  . . . . . . . . . .  Not Applicable

Part B
------
Item 10.  Cover Page . . . . . . . . . . . . . . . . . .  Cover Page
Item 11.  Table of Contents  . . . . . . . . . . . . . .  Back Cover Page
Item 12.  General Information and History  . . . . . . .  Not Applicable
Item 13.  Investment Objectives and Policies . . . . . .  Investment Objective
                                                          and Policies; Other
                                                          Investment Policies
                                                          and Practices
Item 14.  Management of the Fund . . . . . . . . . . . .  Management of the Fund
Item 15.  Control Persons and Principle Holders of
           Securities  . . . . . . . . . . . . . . . . .  Not Applicable
Item 16.  Investment Advisory and Other Services . . . .  Management of the
                                                          Fund; Purchase of
                                                          Shares; Additional
                                                          Information
Item 17.  Brokerage Allocation . . . . . . . . . . . . .  Other Investment
                                                          Policies and
                                                          Practices; and

                                                          Brokerage
Item 18.  Capital Stock and Other Securities . . . . . .  Additional Information
Item 19.  Purchase, Redemption and Pricing of Securities
           Being Offered . . . . . . . . . . . . . . . .  Purchase of Shares;
                                                          Redemption of Shares;
                                                          Determination of Net
                                                          Asset Value;
                                                          Shareholder Services
Item 20.  Tax Status . . . . . . . . . . . . . . . . . .  Dividends and
                                                          Distributions; Taxes
Item 21.  Underwriters . . . . . . . . . . . . . . . . .  Purchase of Shares
Item 22.  Calculations of Performance Data . . . . . . .  Performance Data
Item 23.  Financial Statements . . . . . . . . . . . . .  Not Applicable

Part C
------
     Information required to be included is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.



                   SUBJECT TO COMPLETION - February 13, 1996

PROSPECTUS

          , 1996
----------

                       Merril Lynch Insured Equity Fund
   P.O. Box 9011, Princeton, New Jersey 08543-9011 Phone No. (609) 282-2800
                                  ------------

     Merrill Lynch Insured Equity Fund (the "Fund") is a non-diversified mutual fund whose fundamental policy is to seek capital appreciation through investing in a portfolio of equity-oriented securities (including equity-indexed obligations) and U.S. government obligations. The Fund's objective is to provide investors with a portion of the appreciation, if any, in the U.S. equity markets, but with a targeted minimum cumulative total return of 10% over the life of the Fund (the "Targeted Minimum Cumulative Total Return"), regardless of the performance of the U.S. equity markets. The term of the Fund will end on or about (dd/mm/2001) (the "Maturity Date") The Targeted Minimum Cumulative Total Return represents an annualized rate of return of 1.9% over the five year term of the Fund. To seek to satisfy its Targeted Minimum Cumulative Total Return, the Fund expects to invest a majority of its assets in zero coupon securities that are direct obligations of the United States Treasury ("zero coupon securities"). The Fund has obtained an insurance policy (the "Insurance Policy") from _______ (the "Insurer") which insures the timely payment of the principal of such zero coupon securities in the unlikely event of a default of the United States Treasury with respect to such zero coupon securities. To seek participation in the U.S. equity markets, the Fund expects to invest in equity-oriented securities, including equity-linked obligations, such as options on baskets of stocks, stock index options, stock index futures and related options on such futures, securities the return on which is based on the value of a stock index and equity swaps ("Equity-Linked Investments"). There can be no assurance that this objective will be satisfied. For more information on the Fund's investment objective and policies, see "Investment Objective and Policies" on page 4.

     Investors who purchase shares of the Fund after the subscription offering (described below) will receive a total return on their investment which may be less than the Targeted Minimum Cumulative Total Return and which will vary according to the offering price of the Fund's shares at the time of purchase, market conditions and the length of time remaining to the Maturity Date.

     The Fund is not an index fund and, because of its substantial investments in U.S. government obligations, is not expected to participate in the appreciation, if any, of the U.S. equity markets to the same extent as an index fund. However, unlike an index fund, the Fund is designed to seek a Targeted Minimum Cumulative Total Return at its Maturity Date, regardless of the performance of the U.S. equity markets.

THE FUND IS INTENDED FOR LONG-TERM INVESTORS WHO WILL HOLD THEIR ENTIRE INVESTMENT IN THE FUND UNTIL THE MATURITY DATE AND WILL REINVEST ALL DIVIDENDS AND DISTRIBUTIONS. IT IS DESIGNED FOR INVESTORS WHO DO NOT SEEK CURRENT INCOME AND WHO DO NOT EXPECT TO REDEEM ALL OR A PORTION OF THEIR SHARES PRIOR TO THE MATURITY DATE. THE INSURANCE POLICY DOES NOT INSURE THE MARKET VALUE OF THE FUND'S ZERO COUPON SECURITIES AT ANY TIME PRIOR TO THEIR MATURITY.

     Distribution of shares of the Fund is limited to investors who seek the Fund's objective without regard to tax considerations, such as certain tax-qualified employee benefit plans, including Individual Retirement Accounts ("IRAs") and corporate, governmental and other retirement plans qualified under sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

     Shares of the Fund will be offered to investors during the initial subscription offering at $10.00 per share and during the continuous offering at a price equal to the next determined net asset value per share, subject, in both cases, to a contingent deferred sales charge (a "CDSC") which may be imposed on redemptions made within three years of purchase, a redemption fee imposed on redemptions made prior to the liquidation of the Fund at the Maturity Date, and ongoing account maintenance and distribution fees. See "Purchase of Shares." The minimum investment is $2,000, and the minimum subsequent investment is $50. You may choose to make an initial investment of as little as $250 and reach the $2,000 minimum with several additional investments, as described in "Purchase of Shares." The Fund reserves the right to suspend the offering of its shares at any time.

                                 ------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES

AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                 ------------
     This Prospectus is a concise statement of information about the Fund that is relevant to making an investment in the Fund. This Prospectus should be retained for future reference. A statement containing additional information about the Fund, dated ____________, 1996 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is available, without charge, by calling or by writing the Fund at the above telephone number or address. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                                 ------------
                    Merrill Lynch Asset Management-Manager
               Merrill Lynch Funds Distributor, Inc.-Distributor













                                   FEE TABLE

     The following table illustrates expenses and fees that you would incur as a shareholder of the Fund.

Shareholder Transaction Expenses:
  Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)         None
  Sales Charge Imposed on Dividend Reinvestments . . . . . . . . . . . . . . . . . .    None
  Deferred Sales Charge (as a percentage of original purchase price or redemption
    proceeds, whichever is lower)  . . . . . . . . . . . . . . . . . . . . . . . . .    2.5% during first year
                                                                                        2.0% during second year
                                                                                        1.0% during third year,
                                                                                        0.0% thereafter
  Redemption fee (applicable to investors  who redeem prior to the Fund's
    liquidation, as a percentage of the amount redeemed) . . . . . . . . . . . . . .    1.0%
  Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    Not Applicable
Annual Fund Operating Expenses (as a percentage of average net assets):
  Management Fees (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.35%
  Rule 12b-1 Fees
    Account Maintenance Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.25%
    Distribution Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.50%
  Other Expenses                                                                           %
    Custodian Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       %
    Shareholder Servicing Costs(b) . . . . . . . . . . . . . . . . . . . . . . . . .       %
                                                                                          ---

    Other  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .


      Total Other Expenses                                                                 %
                                                                                          ---
    Total Fund Operating Expenses                                                          %
                                                                                          ===

_____________________
(a)  See "Management of the Fund--Management and Advisory Arrangements" --page
     __.
(b)  See "Management of the Fund--Transfer Agency Services" --page __.

                                                                                                               Cumulative
                                                                                                              Expenses Paid
                                                                                                            for the Period of
                                                                                                           --------------------
                                                                                                           1 Year       3 Years
Example:                                                                                                   ------       -------
An investor would pay the following expenses on a $1,000 investment assuming (1) an operating expense ratio of _____% (2) a 5% annual return throughout the period and
 (3) redemption at the end of the period:   . . . . . . . . . . . . . . . . . . . . . . . . . . .             $            $
An investor would pay the following expenses on the same $1,000 investment assuming no redemption
 at the end of the period:  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $            $


     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of the Fund's first full fiscal year on an annualized basis. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. The Example should not be considered a representation of past or future expenses or annual rate of return, and actual expenses or annual rate of return may be more or less than those assumed for purposes of the Example. In the event the term of the Fund continues beyond the Maturity Date, shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Rules of Fair Practice of the National Association of Securities Dealers, Inc. Merrill Lynch may charge its customers a postage and handling charge (presently $4.85) for confirming purchases and repurchases. Purchases and redemptions directly through the Fund's Transfer Agent are not subject to the postage and handling charge. See "Purchase of Shares" and "Redemption of Shares."


                       INVESTMENT OBJECTIVE AND POLICIES


     Merrill Lynch Insured Equity Fund is a non-diversified mutual fund whose fundamental policy is to seek capital appreciation through investing in a portfolio of equity-oriented securities (including equity-indexed obligations) and U.S. government obligations. The Fund's objective is to provide investors with a portion of the appreciation, if any, in the U.S. equity markets, but with a Targeted Minimum Cumulative Total Return of 10% over the life of the Fund, regardless of the performance of the U.S. equity markets. The term of the Fund will end on or about the Maturity Date (dd/mm/2001). The Targeted Minimum Cumulative Total Return represents an annualized rate of return of 1.9% over the five year term of the Fund. To seek to satisfy its Targeted Minimum Cumulative Total Return, the Fund expects to invest a majority of its assets in zero coupon securities that are direct obligations of the United States Treasury ("zero coupon securities"). The Fund has obtained the Insurance Policy from the Insurer which insures the timely payment of the principal of such zero coupon securities in the unlikely event of a default of the United States Treasury with respect to such zero coupon securities. The Insurer has a rating of AAA from Standard & Poor's Ratings Group ("S&P") and Aaa from Moody's Investors Service, Inc. ("Moody's"). The Insurer is not affiliated with the Fund and no representation is made regarding the ability of the Insurer to pay any amount due pursuant to the Insurance Policy. To seek participation in the U.S. equity markets, the Fund expects to invest in equity-oriented securities, including equity-linked obligations, such as options on baskets of stocks, stock index options, stock index futures and related options on such futures, securities the return on which is based on the value of a stock index and equity swaps ("Equity-Linked Investments"). There can be no assurance that this objective will be satisfied.

     Investors who purchase shares of the Fund after the subscription offering will receive a total return on their investment which may be less than the Targeted Minimum Cumulative Total Return and which will vary according to the offering price of the Fund's shares at the time of purchase, market conditions and the length of time remaining to the Maturity Date.

     The Fund is not an index fund and, because of its substantial investments in U.S. government obligations, is not expected to participate in the appreciation, if any, of the U.S. equity markets to the same extent as an index fund. However, unlike an index fund, the Fund is designed to seek a Targeted Minimum Cumulative Total Return as of its Maturity Date, regardless of the performance of the U.S. equity markets.

     The Fund's fundamental policy may not be changed without a vote of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

      The Fund is structured as an open-end investment company and shareholders may redeem their shares at any time and may elect to receive dividends and distributions in cash. However, the Fund is designed for long-term investors who intend to reinvest all dividends and distributions, who do not seek current income and who do not expect to redeem all or a portion of their shares prior to the Maturity Date. As a result, investors are encouraged to reinvest all dividends and distributions and to evaluate their need to receive some or all of their invested funds, dividends and distributions prior to the Maturity Date before making an investment in the Fund.

     While the Fund's objective is to provide investors with a portion of the appreciation, if any, in the U.S. equity markets, but with a Targeted Minimum Cumulative Total Return of 10% over the life of the Fund, regardless of such market performance, partial or complete withdrawals of a shareholder's investment in the Fund prior to the Maturity Date may diminish the likelihood of such shareholder achieving the Targeted Minimum Cumulative Total Return. Specifically, any redemption of shares prior to the Maturity Date or any election by a shareholder to receive dividends or distributions in cash will decrease the total amount of such shareholder's investment in the Fund available to generate total return.

     Shareholders who elect not to reinvest all dividends and distributions are in effect withdrawing a portion of the accreted income on the zero coupon securities that are held to provide that all shareholders receive at least the Targeted Minimum Cumulative Total Return. In addition, because the zero coupon securities are designed to mature on or about the Maturity Date, redemption of shares prior to the Maturity Date may result in the shareholder receiving less than the Targeted Minimum Cumulative Total Return with respect to such withdrawn investment. Moreover, the value of any shares redeemed prior to the Maturity Date will likely reflect disproportionately diminished participation in the portion of the Fund's portfolio that seeks participation in the U.S. equity markets. This is because a substantial portion or all of the Equity-Linked Investments will be structured to provide participation in the U.S. equity markets at the expiration of the Fund's five year term and will not likely realize their full value until the Maturity Date. As a result, shareholders who redeem shares of the Fund prior to the Maturity Date may receive less than their proportionate share of the ultimate value of the Equity-Linked Investments. See "Investment Objective and Policies -- Risk Factors -- Options and Futures Transactions; --Redemption Prior to Maturity Date."

     Shares redeemed prior to the liquidation of the Fund after the Maturity Date will be subject to a 1% redemption fee. See "Redemption of Shares." The proceeds of this fee will be retained by the Fund and will be used to defray any costs associated with liquidating the Fund's portfolio holdings in connection with such redemption that would otherwise be borne by the Fund's continuing shareholders. No redemption fee will be charged to investors upon the liquidation of the Fund after the Maturity Date. Shares redeemed within the first three years of purchase will also be subject to a CDSC. See "Purchase of Shares -- Contingent Deferred Sales Charge." To the extent that shares are subject to a redemption fee and/or CDSC, the total return received in respect of such shares will be reduced.

     While the net asset value per share is the same for all shares at any given time, shareholders who redeem shares prior to the Maturity Date or who have elected not to reinvest all dividends and distributions will own fewer shares to redeem at the Maturity Date and, therefore, will receive lower total redemption proceeds than shareholders who have not redeemed shares and who have reinvested all dividends and distributions. Therefore, it is less likely that such shareholders will receive the Targeted Minimum Cumulative Total Return. Accordingly, investors are encouraged to reinvest dividends and distributions and to evaluate their need to receive some or all of their invested funds, dividends and distributions prior to the Maturity Date before making an investment in the Fund.

     While the total amount sought to be returned at the Maturity Date to shareholders who purchase shares of the Fund during the subscription offering and who reinvest all dividends and distributions is expected to be at least 110% of the original amount invested by such shareholders, the present value of that amount may be substantially less. The Targeted Minimum Cumulative Total Return of 10% per share over the life of the Fund does not mean that the net asset value of shares redeemed at the Maturity Date will equal at least $11 per share, but rather that the entire amount of redemption proceeds at the Maturity Date of an investment made at the Fund's inception will exceed the dollar amount originally invested by at least 10% assuming that no shares have been redeemed and all dividends and distributions have been reinvested. Investors who purchase shares of the Fund after the subscription offering will receive a total return on their investment which may be less than the Targeted Minimum Cumulative Total Return and which will vary according to the offering price of the Fund's shares at the time of purchase, market conditions and the length of time remaining to the Maturity Date.

     The zero coupon securities that the Fund acquires will be selected so as to mature at a specific face value on or about the Maturity Date. The minimum face value of the zero coupon securities per Fund share necessary to provide for payment of the Targeted Minimum Cumulative Total Return to shareholders will be continually determined and maintained. The Fund has obtained the Insurance Policy from the Insurer which insures the timely payment of the principal of such zero coupon securities in the unlikely event of a default of the United States Treasury with respect to such zero coupon securities. The Insurance Policy does not insure the market value of the Fund's zero coupon securities at any time prior to their maturity, which maturity is structured to correspond to the Fund's Maturity Date. See "The Insurance Policy" below.

     Promptly after the Maturity Date, and without shareholder approval, the Fund's outstanding shares will be redeemed at the net asset value per share determined on the date of redemption. In connection with this liquidation, all the Fund's remaining portfolio holdings will be liquidated, the liabilities of the Fund will be discharged or otherwise provided for, and the Fund will be terminated. The estimated expenses of liquidation and termination of the Fund are not expected to affect materially the net asset value of the Fund.


Zero Coupon Securities

     A zero coupon security is a debt obligation that entitles the holder to a specified sum at maturity but does not provide for any periodic payments of interest prior thereto. Such a security is therefore issued and traded at a discount from its amount due at maturity (the "face value"). Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities or issued by private corporate issuers. The Fund, however, will invest in zero coupon securities only if they are direct obligations of the United States Treasury. The discount from face value at which zero coupon securities are purchased varies depending on the time remaining to maturity, prevailing interest rates and the liquidity of the security. Because the discount from face value is known at the time of investment, investors holding zero coupon securities until maturity know the total amount of their investment return at the time of investment.

     In contrast to zero coupon securities, a portion of the total realized return from conventional interest-paying obligations comes from the reinvestment of periodic interest. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on reinvestments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. For a discussion of risks associated with the sale of zero coupon securities prior to maturity, see "Investment Objective and Polices-- Risk Factors--Zero Coupon Securities."

Equity-Linked Investments

     With respect to the portion of the Fund's portfolio not invested in zero coupon securities (previously defined as the "Equity-Linked Investments"), the Fund seeks to permit investors to participate in the appreciation, if any, of the U.S. equity markets over a five year period. The Fund will not generally invest in or hold individual equities or attempt to pick individual securities which it believes have the potential to outperform the market. Rather, the Fund will seek to maintain broad exposure to U.S. equity markets generally through investments in options on baskets of stocks, stock index options, stock index futures and related options on such futures, securities the return on which is based on the value of a stock index, and equity swaps. Although certain of the foregoing instruments may be issued by non-U.S. entities, all instruments held by the Fund will be U.S. dollar denominated. A discussion of these investment practices is set forth below.

     New financial products and risk management techniques involving indexed instruments continue to be developed and the Fund may use these new investments and techniques to the extent consistent with its investment objectives and policies.

     Options and Futures. The Fund may purchase American or European style call options on baskets of equity securities or on securities indices (e.g., the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500")).

     As the holder of a call option on a basket of securities, the Fund has the right to purchase the underlying securities at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options or permit them to expire. The Fund will not generally exercise an option and take possession of the underlying securities. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased.

     Options on indices are similar to options on baskets of securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option, which may be multiplied by a specified multiple. By buying an index option the Fund has a right to delivery of a specified amount of cash if the underlying index increases to a specified exercise price set at the time of the contract. The amount of any cash received by the Fund will be partially offset by the amount of the premium paid for the index option and any related transaction costs. Prior to its expiration, an index option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an index option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased.


     A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. Transactions by the Fund in stock index futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

     The Fund has authority to purchase call options on futures contracts and securities indices. Generally, these strategies are utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund enters into futures transactions.

     The Fund may engage in options and futures transactions on U.S. exchanges and in options in the over-the-counter markets ("OTC options"). In general, exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller.

     Indexed Securities. The Fund may invest in securities whose potential return is based on the change in particular measurements of value or rate (an "index"). As an illustration, the Fund may invest in a debt security that pays interest and returns principal based on the change in an equity index, such as the S&P 500. To the extent that the Fund invests in such types of securities, it will be subject to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

     The indexed securities in which the Fund invests may include medium term notes. Medium-term notes are debt securities with maturities varying from nine months to thirty years from the date of issue which may be subject to redemption at the option of the issuer or repayment at the option of the holder thereof prior to the maturity date thereof.

     Equity Swaps. The Fund may enter into equity swap agreements, which are contracts in which one party agrees to make payments based on the change in market value of a specified equity security, basket of equity securities or securities index in return for payments based on a variable interest rate or the return of a different equity security, basket of equity securities or securities index.

     Swap agreements and OTC options entail the risk that the Fund's counterparty will default on its payment obligations to the Fund. The Fund will seek to lessen the risk to some extent by entering into equity swaps and OTC options only with counterparties that have substantial capital and meet the Fund's credit criteria. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund, however, will deposit in a segregated account with its custodian zero coupon bonds or cash equivalents or other assets permitted to be so segregated by the Securities and Exchange Commission in an amount equal to or greater than the market value of its liabilities under the swap agreement, plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement.

     Investment Leverage. Certain options, futures, options on futures, indexed securities and equity swaps may have the effect of providing a degree of investment leverage, because they may increase or decrease in value at a rate that is a multiple of the changes in applicable indices. As a result, the market value of such securities may be more volatile than the market values of the securities comprising the underlying index. The Fund believes that indexed securities represent flexible portfolio management instruments that may allow the Fund to seek potential investment rewards relatively efficiently under different market conditions.

     Restrictions on the Use of Futures Transactions. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in the Fund being deemed to be a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, the Fund may enter into transactions to increase exposure to the U.S. equity markets (i.e., non-hedging transactions), provided that the Fund may not enter into such transactions if, immediately thereafter, the sum of the amount of the initial margin deposits on the Fund's existing futures positions and option premiums would exceed 5% of the market value of the Fund's liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market. Certain other CFTC regulations also apply to hedging transactions in which the Fund will not engage.

     When the Fund purchases a futures contract, or purchases a call option thereon, an amount of cash, U.S. Government securities or other liquid high-grade debt securities (which may include zero coupon securities) will be deposited in a segregated account with the Fund's custodian so that the amount so segregated, plus the amount of initial and variation margin held in the account of its broker, equals the market value of the futures contract, thereby insuring that the use of such futures is unleveraged.


The Insurance Policy

     The Fund has obtained the Insurance Policy from the Insurer in order to insure timely payment of the principal of the zero coupon securities held in the Fund's portfolio in the unlikely event of a default by the United States Treasury with respect to such zero coupon securities. The Insurance Policy provides that in the event of such default, the Insurer will pay to the Fund an amount equal to the principal amount owed to the Fund in respect of such zero coupon securities. The Insurance Policy does not insure the market value of the Fund's zero coupon securities at any time prior to their maturity, which maturity is structured to correspond to the Fund's Maturity Date.

     The Insurer has a rating of AAA from S&P and Aaa from Moody's. The Insurer is not affiliated with the Fund and no representation is made regarding the ability of the Insurer to pay any amount due to the Fund pursuant to the Insurance Policy. [Include A.M. Best rating.]

Other Investment Policies and Practices


     U.S. Government Securities. The Fund is also permitted to invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). Such investments may be backed by the "full faith and credit" of the United States, including U.S. Treasury bills, notes and bonds as well as certain agency securities and mortgage-backed securities issued by the Government National Mortgage Association (GNMA). The guarantees on these securities do not extend to the securities' yield or value or to the yield or value of the Fund's shares. Other investments in agency securities are not necessarily backed by the "full faith and credit" of the United States, such as certain securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Farm Credit Bank.

     Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, although it will limit such investments to 10% of its net assets to the extent required by state law. Pursuant to that restriction the Fund may not invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed, put to the issuer or a third party, or which do not mature within seven days, or which the Board of Directors has not determined to be liquid, if, regarding all such securities, more than 15% (or 10%) of its net assets, taken at market value, would be invested in such securities.

     The Fund may purchase, without regard to the above limitation, securities that are not registered under the Securities Act of 1933 (the "Securities Act") but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Fund's Board of Directors, or Merrill Lynch Asset Management (the "Manager") pursuant to guidelines adopted by the Board, continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors, however, will retain oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

     Repurchase Agreements. The Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government Securities. Under such agreements, the bank or primary dealer agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In the event of default by the seller under a repurchase agreement the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral. Repurchase agreements maturing in more than seven days are deemed liquid by the Securities and Exchange Commission and are therefore subject to the Fund's investment restriction limiting investments in securities that are not readily marketable to 15% (or 10% to the extent required by state law) of the Fund's net assets.

     Lending of Portfolio Securities. To the extent permitted by law, the Fund may from time to time lend securities from its portfolio to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the United States Government. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund's policy concerning lending is fundamental and it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. During the period of such a loan, the Fund receives the income on the loaned securities and either receives the income on the collateral or other compensation, i.e., negotiated loan premium or fee, for entering into the loan and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities. Presently, the Fund does not intend to lend portfolio securities representing in excess of 33 1/3% of its total assets.

     Portfolio Transactions. In executing portfolio transactions, the Fund seeks to obtain the best net results, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Fund generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. The Fund contemplates that, consistent with its policy of obtaining the best net results, it will place orders for transactions with a number of brokers and dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), an affiliate of the Manager. Subject to obtaining the best price and execution, brokers who provide supplemental investment research to the Fund may receive orders for transactions by the Fund. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Manager and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information. See "Management of the Fund--Management and Advisory Arrangements." In addition, consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., the Manager may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund. It is expected that the majority of the shares of the Fund will be sold by Merrill Lynch.

     Portfolio Turnover. While the Fund generally does not expect to engage in trading for short-term gains, the Manager will effect portfolio transactions without regard to a holding period, if, in its judgment, such transactions are advisable in light of a change in circumstance in general market, economic or financial conditions. As a result of its investment policies, the Fund may engage in a substantial number of portfolio transactions. Accordingly, while the Fund anticipates that its annual turnover rate should not exceed ___% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund.

Investment Restrictions

     The Fund's investment activities are subject to further restrictions that are described in the Statement of Additional Information. Investment restrictions and policies which are fundamental policies may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act. Among the more significant fundamental restrictions, the Fund may not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities). In addition, the Fund is classified as a non-diversified fund under the Investment Company Act and is not subject to the diversification requirements of the Investment Company Act. Accordingly, the Fund may invest more than 5% of the value of its assets in the obligations of a single issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify as a regulated investment company (a "RIC") for U.S. federal income tax purposes. In order to qualify as a RIC under the Code, the Fund must comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code.

     A significant non-fundamental policy of the Fund (which may be changed by vote of the Board of Directors) limits investment in securities which cannot be readily resold because of legal or contractual restrictions, or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets (or 10% to the extent required by state law) would be invested in such securities. Securities purchased in accordance with Rule 144A under the Securities Act and determined to be liquid by the Board of Directors are not subject to such 15% (or 10%) limitation.


Risk Factors

     Zero Coupon Securities. Zero coupon securities of the type held by the Fund can be sold prior to their due date in the secondary market at their then prevailing market value which, depending on prevailing levels of interest rates, the time remaining to maturity and liquidity (i.e., relative levels of supply and demand for the particular zero coupon security), may be more or less than the securities' "accreted value," that is, their value based solely on the amount due at maturity and accretion of interest from the date of purchase. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do non-zero coupon securities having similar maturities and yields. The current net asset value of the Fund attributable to zero coupon securities and other debt instruments generally will increase as prevailing interest rates decrease, and they will decrease as such rates increase. Such fluctuations may be larger or smaller depending on, among other things, the level of current rates and the time remaining to maturity. As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other mutual funds that invest in zero coupon securities having similar maturities and yields but that make current distributions of interest.

     Each year the Fund will be required to accrue an increasing amount of income on its zero coupon securities utilizing a constant interest rate method which takes into account the compounding of accrued interest. To maintain its tax status as a regulated investment company and also to avoid imposition of excise taxes, however, the Fund will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income on its zero coupon securities for which it receives no payments in cash prior to their maturity. In the event the Fund does not meet such requirements, the Fund may be required to pay an excise tax on any amounts not so distributed. See "Taxes" below. A shareholder who elects to receive dividends or distributions in cash, instead of reinvesting these amounts in additional shares of the Fund, may realize an amount on the Maturity Date that is less than the Targeted Minimum Cumulative Total Return on the amount originally invested by such shareholder. Accordingly, the Fund is not designed for investors who would require cash distributions from the Fund.

     Options and Futures Transactions. Participation in the options or futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Manager's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options and futures contracts and options on futures contracts include (1) dependence on the Manager's ability to predict correctly movements in the direction of interest rates and securities prices; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time. There is currently no expectation that the Manager will attempt to predict the movements in the direction of interest rates and securities prices.

     There may not be a liquid market for certain options, futures and other instruments in which the Fund may invest, although the Fund will seek to invest in instruments which have the maximum liquidity consistent with efficient investment strategies. However, there can be no assurance that a liquid secondary market will exist in any of the Fund's Equity-Linked Investments at any specific time. Thus, it may not be possible to close an options or futures position. There is also the risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.


     Some of the options and futures in which the Fund may invest may have inherent leverage, with the result that the Equity-Linked Investments may have greater exposure to upward and downward price movements than the underlying securities or indices and thus a greater volatility. In addition, as described in the following paragraph, the Fund may invest in Equity-Linked Investments with a volatility that is less than that of the underlying security or index.

     The Equity-Linked Investments of the Fund may include certain instruments, such as European style options, which have a set expiration date and corresponding low "delta" coefficient. The delta coefficient of an option or future is a measure of the sensitivity of the price of such an instrument in relation to the underlying security or index. For example, the price of an option with a delta coefficient of 1 would move up or down in exact proportion to the price of the underlying security or index, whereas the price of an option with a delta coefficient of 0.5 would fluctuate exactly half as much, proportionately, as the price of the underlying security or index. Unlike American style options which may be exercised at any time during the option period, European style options may not be exercised until their expiration date. An option which may not be exercised until a future date may have a low delta, since the price of the option would reflect the uncertainty of the movement in price of the underlying security or index during the time remaining until the expiration date of the option. As the expiration date approaches, the delta coefficient of an option would generally increase. This increase may be reflected in a difference in the Fund's net asset value during the early years of the term of the Fund as opposed to the later years. Prior to the expiration date of such instruments, the Fund may be unable to realize the full value of such an option with the result that shareholders who redeem shares of the Fund during this period, especially early in the term of the Fund, may receive less than their pro rata share of the full value of such instruments.

     The exchanges on which the Fund intends to conduct options transactions have generally established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day. The Manager does not believe that these trading and position limits will have any adverse impact on the Fund's portfolio strategies.

     Redemption Prior to Maturity Date. As an open-end investment company, the Fund is required to redeem its shares upon the request of any shareholder at the net asset value next determined after receipt of the request. However, a shareholder who redeems shares prior to the Maturity Date may realize an amount that is less than the Targeted Minimum Cumulative Total Return over the life of the Fund on the amount originally invested. Because the zero coupon securities are designed to mature on or about the Maturity Date, redemption of shares prior to the Maturity Date may result in the shareholder receiving less than the Targeted Minimum Cumulative Total Return with respect to such withdrawn investment. Moreover, as described above in "Options and Futures Transactions," the value of any shares redeemed prior to the Maturity Date will likely reflect disproportionately diminished return from the portion of the Fund's portfolio that seeks participation in the U.S. equity markets.

                             MANAGEMENT OF THE FUND

Board of Directors

     The Board of Directors of the Fund consists of six individuals, five of whom are not "interested persons" of the Fund as defined in the Investment Company Act. The Board of Directors of the Fund is responsible for the overall supervision of the operations of the Fund and performs the various duties imposed on the directors of investment companies by the Investment Company Act.

The Directors of the Fund are:

     ARTHUR ZEIKEL*--President of MLAM and its affiliate, Fund Asset Management, Inc. ("FAM"), President and Director of Princeton Services, Inc.; Executive Vice President of Merrill Lynch & Co., Inc. ("ML&Co."); Director of MLFD.

     [Names of additional Directors to be inserted by amendment.]

Management and Advisory Arrangements

     The Manager, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: Box 9011, Princeton, New Jersey 08543-9011) acts as manager for the Fund and provides the Fund with management and investment advisory services. The Manager is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch. The Manager or its affiliate, FAM, acts as the manager for more than 130 other registered investment companies. The Manager also offers portfolio management and portfolio analysis services to individuals and institutions. As of January 31, 1996, the Manager and FAM had a total of approximately $_____ billion in investment company and other portfolio assets under management, including accounts of certain affiliates of the Manager.

     The Fund pays the Manager a monthly fee at the annual rate of 0.35% of the average daily net assets of the Fund. In addition, the management agreement with the Manager (the "Management Agreement") obligates the Fund to pay certain expenses incurred in its operations including, among other things, the investment advisory fee, legal and audit fees, registration fees, unaffiliated Directors' fees and expenses, custodian and transfer agency fees, accounting costs, the costs of issuing and redeeming shares and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Accounting services are provided to the Fund by the Manager, and the Fund reimburses the Manager for its costs in connection with such services on a semi-annual basis.

     _____________________ is primarily responsible for the day-to-day management of the Fund's investments. For the past five years, _____________________ has [insert employment experience.]

Transfer Agency Services

     Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent"), which is a wholly-owned subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of [$14.00] per shareholder account and is entitled to reimbursement for out-of-pocket expenses incurred by it under the Transfer Agency Agreement.

Codes of Ethics

     The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act which incorporates the Code of Ethics of the Manager (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on fund investment personnel.
-----------------
     * Interested person, as defined in the Investment Company Act, of the Fund.

     The Codes require that all employees of the Manager preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).


                               PURCHASE OF SHARES

     The Distributor, an affiliate of both the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), acts as the distributor of the Fund.


Subscription Offering

     The Distributor, Merrill Lynch and other securities dealers which have entered into selected dealer agreements with the Distributor will solicit subscriptions for shares of the Fund during a period expected to end on or
before       , 1996. The subscription offering may be extended for up to an additional 30 days upon agreement between the Fund and the Distributor. On the fifth business day after the conclusion of the subscription offering, the subscriptions will be due and payable, the shares will be issued against payment and the Fund will commence operations. The subscription offering may be terminated by the Fund or the Distributor at any time, in which event no shares will be issued (and, therefore, the Fund will not commence operations, no amounts will be payable by subscribers, any payments by the subscribers will be refunded in full without interest) or a limited number of shares will be issued.

     The public offering price of the shares during the subscription offering will be $10.00 per share, subject to a CDSC described below under "Contingent Deferred Sales Charges" if redeemed within three years of purchase, a redemption fee if redeemed prior to the liquidation of the Fund after the Maturity Date and ongoing account maintenance and distribution fees as described below.

Continuous Offering

     After completion of the subscription offering, the Fund may engage in a continuous offering of its shares through the Distributor and other eligible securities dealers (including Merrill Lynch). During the continuous offering, shares of the Fund may be purchased from securities dealers or by mailing a purchase order directly to the Transfer Agent. Investors who purchase shares of the Fund after the subscription offering will receive a total return on their investment which may be less than the Targeted Minimum Cumulative Total Return and which will vary according to the offering price of the Fund's shares at the time of purchase, market conditions and the length of time remaining to the Maturity Date.

     The applicable offering price for purchase orders is based upon the net asset value of the Fund next determined after receipt of the purchase order by the Distributor. As to the purchase orders received by securities dealers prior to the close of business on the New York Stock Exchange (generally 4:00 p.m., New York time), which includes orders received after the close of business on the previous day, the applicable offering price will be based on the net asset value determined as of 15 minutes after the close of business on the New York Stock Exchange on that day, provided the Distributor in turn receives orders from the securities dealer prior to 30 minutes after the close of business on the New York Stock Exchange on that day. If the purchase orders are not received prior to 30 minutes after the close of business on the New York Stock Exchange, such orders shall be deemed received on the next business day. The Fund or the Distributor may suspend the continuous offering of the Fund's shares at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a postage and handling charge (presently $4.85) to confirm a sale of shares to such customers. Purchases directly through the Fund's Transfer Agent are not subject to the postage and handling charge.

     The minimum investment is $2,000, and the minimum subsequent investment is $50. You may choose to make an initial investment of as little as $250 and reach the $2,000 minimum with several additional investments. To do this you must indicate on the Authorization Form your intent to invest at least the $2,000 minimum within [insert time period]. If you a have not invested at least the minimum amount by the end of the such period, the Fund may redeem your shares (which may occur at a time when the net asset value is less than when you invested), and you will not be entitled to receive any more than the net asset value per share of your investment.


Contingent Deferred Sales Charges

     Shares which are redeemed within three years of purchase are subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

     The following table sets forth the rates of the CDSC:

        Year since the Purchase Payment Made          CDSC as a Percentage of
        ------------------------------------          -----------------------
                                                      Dollar Amount Subject to
                                                      ------------------------
                                                      Charge
                                                      ------
         0-1                                          2.5%
         1-2                                          2.0%
         2-3                                          1.0%
         3 and thereafter                             0.00%

     In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     Payment of a CDSC on shares of the Fund at the time of redemption will reduce a shareholder's redemption proceeds and will diminish the likelihood of such shareholder achieving the Targeted Minimum Cumulative Total Return.

Distribution Plan

     Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act (the "Distribution Plan"), the Fund pays the Distributor an ongoing account maintenance fee and distribution fee, which are accrued daily and paid monthly, at the annual rate of 0.25% and 0.50%, respectively, of the average daily net assets of the Fund. Pursuant to a sub-agreement with the Distributor, Merrill Lynch also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and Merrill Lynch for providing account maintenance services to shareholders. The ongoing distribution fee compensates the Distributor and Merrill Lynch for providing shareholder and distribution services and bearing certain distribution-related expenses of the Fund, including payment to financial consultants for selling shares of the Fund. The Distribution Plan is designed to permit an investor to purchase shares through dealers without the assessment of a front-end sales load and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the shares.

     The payments under the Distribution Plan are based upon a percentage of average daily net assets regardless of the amount of expenses incurred and, accordingly, distribution-related revenues may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Distribution Plan. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, the distribution fees, the contingent deferred sales charges and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, the distribution fees and contingent deferred sales charges and the expenses consist of financial consultant compensation.

     The Fund has no obligation with respect to distribution-related expenses incurred by the Distributor and Merrill Lynch in connection with the shares, and there is no assurance that the Board of Directors of the Fund will approve the continuance of the Distribution Plan from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plan. In their review of the Distribution Plan, the Directors will not be asked to take into consideration expenses incurred in connection with the distribution of shares of other funds for which the Distributor acts as distributor.

Limitations On the Payment of Deferred Sales Charges

     The maximum sales charge rule in the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-based sales charges such as the Fund's distribution fee and the contingent deferred sales charge, but not the account maintenance fee. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and contingent deferred sales charges payable by the Fund to (1) 6.25% of eligible gross sales of shares (defined to exclude shares issued pursuant to dividend reinvestments and exchanges) plus (2) interest on the unpaid balance at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the contingent deferred sales charge). The Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee and any contingent deferred sales charges will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee.

                              REDEMPTION OF SHARES


     The Fund is required to redeem for cash all full and fractional shares of the Fund upon receipt of a written request in proper form. A shareholder who redeems shares prior to the Maturity Date may realize an amount that is less than the Targeted Minimum Cumulative Total Return on the amount originally invested. In addition, while the total amount sought to be returned at the Maturity Date to shareholders who purchase shares of the Fund during the subscription offering and who reinvest all dividends and distributions is expected to be at least 110% of the original amount invested by such shareholders, the present value of that amount may be substantially less. See "Investment Objectives and Policies."

     Shares redeemed prior to the liquidation of the Fund after the Maturity Date are subject to a redemption fee equal to 1% of the dollar amount of the shares redeemed. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Redemption proceeds may be reduced by any applicable redemption fee or CDSC. See "Purchase of Shares -- Contingent Deferred Sales Charge." There will be no additional charge for redemption if the redemption request is sent directly to the Transfer Agent.

     Payment of the redemption fee on shares redeemed prior to the liquidation of the Fund after the Maturity Date will reduce a shareholder's redemption proceeds and will diminish the likelihood of such shareholder achieving the Targeted Minimum Cumulative Total Return.

Redemption

     A shareholder wishing to redeem shares may do so without charge by tendering the shares directly to the Fund's Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data Services, Inc., Transfer Agency Operations Department, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Fund. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. The notice in either event requires the signatures of all persons in whose names the shares are registered, signed exactly as their names appear on the Transfer Agent's register or on the certificate, as the case may be. The signature(s) on the notice must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents, such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payment will be mailed within seven days of receipt of a proper notice of redemption.

     At various times the Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days.
     Promptly after the Maturity Date, without shareholder approval, the Fund will redeem all of its outstanding shares. See "Investment Objectives and Policies."

Repurchase

     The Fund also will repurchase shares through a shareholder's listed securities dealer. The Fund normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the close of business on the New York Stock Exchange on the day received, and such request is received by the Fund from such dealer not later than 30 minutes after the close of business on the New York Stock Exchange, on the same day (generally 4:00 P.M., New York time).

     The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable redemption fee and/or CDSC). Securities firms which do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a postage and handling charge (presently $4.85) to confirm a repurchase of shares to such customers. Redemptions directly through the Fund's Transfer Agent are not subject to the postage and handling charge. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by the Fund, however, may redeem shares as set forth above.


                              SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services and investment plans described below which are designed to facilitate investment in its shares. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various plans and services, or to change options with respect thereto, can be obtained from the Fund by calling the telephone number on the cover page hereof or from the Distributor or Merrill Lynch. Included in such services are the following:

     Investment Account. Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive monthly statements from the Transfer Agent showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions. Shareholders may also maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically, without charge, at the Transfer Agent. Shareholders interested in transferring their shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the account is to be transferred will not take contingent delivery of shares of the Fund, a shareholder must either redeem the shares (paying any applicable redemption fee and/or CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain an account at Merrill Lynch for those shares.

     Automatic Reinvestment of Dividends and Capital Gains Distributions. All dividends and capital gains distributions are reinvested automatically in full and fractional shares of the Fund, without a sales charge, at the net asset value per share next determined on the ex-dividend date of such dividends and distributions. A shareholder may at any time, by written notification or by telephone (1-800-MER-FUND) to the Transfer Agent, elect to have subsequent dividends or capital gains distributions, or both, paid in cash, rather than reinvested, in which event payment will be mailed on or about the payment date. A shareholder whose account is maintained at Merrill Lynch may, at any time, by written notification to Merrill Lynch, elect to have both dividends and capital gains distributions paid in cash rather than reinvested. Cash payments can also be directly deposited to the shareholder's bank account. However, any redemption of shares prior to the Maturity Date or any election by a shareholder to receive dividends or distributions in cash will decrease the total amount of such shareholder's investment in the Fund available to generate total return, with the result that such shareholder may receive less than the Targeted Minimum Cumulative Total Return. See "Investment Objective and Policies." A redemption fee, but no CDSC, may be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.

     Retirement Plans. Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in the Fund and in certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. In addition, eligible shareholders of the Fund may participate in a variety of qualified employee benefit plans which are available from the Distributor. The minimum initial purchase to establish any such plan is $250 and the minimum subsequent purchase is $1.


                                PERFORMANCE DATA

     From time to time the Fund may include its average annual total return for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return is computed in accordance with a formula specified by the Securities and Exchange Commission.

     Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including any CDSC and/or redemption fee that would be applicable to a complete redemption of the investment at the end of the specified period.

     The Fund also may quote total return and aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) neither the redemption fee nor the maximum applicable sales charges will be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. The Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate the effect of such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

     Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     On occasion, the Fund may compare its performance to the S&P 500, the Value Line Composite Index or the Dow Jones Industrial Average, or to data contained in publications such as Lipper Analytical Services, Inc., or performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News and World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine. From time to time, the Fund may include the Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

     The Fund's annual report will contain additional performance information and will be available upon request and without charge.


                                     TAXES


     The Fund intends to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). If it so qualifies, in any taxable year in which it distributes (in cash or additional shares of the Fund) at least 90% of its taxable net income, the Fund will not be subject to Federal income tax to the extent that it distributes its net investment income and realized capital gains. The Fund intends to distribute substantially all of such income.

     The zero coupon securities will be treated as bonds that were issued to the

Fund at an original issue discount. Original issue discount is treated as interest for federal income tax purposes and the amount of original issue discount generally will be the difference between the bond's purchase price and its stated redemption price at maturity. The Fund will be required to include in gross income for each taxable year the daily portions of original issue discount attributable to the zero coupon securities held by the Fund as such original issue discount accrues. Such income will be subject to the distribution rules applicable to RICs. In general, original issue discount that accrues daily under a constant interest rate method which takes into account the compounding of accrued interest. In the case of zero coupon securities, this method will generally result in an increasing amount of income to the Fund, subject to the distribution rules, described above, each year.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

     This summary does not discuss the state or local income tax, or the estate or inheritance tax, consequences of an investment in the Fund.

     Shareholders are urged to consult their advisers as to specific questions as to Federal, foreign, state or local taxes.


                             ADDITIONAL INFORMATION

Dividends and Distributions

     It is the Fund's intention to distribute all of its net investment income, if any. Dividends from such net investment income are paid annually. All net realized long- or short-term capital gains, if any, are distributed to the Fund's shareholders at least annually. Dividends and distributions will be reinvested automatically in shares of the Fund, at net asset value without sales charge, unless shareholders elect in writing or by telephone to receive any such dividends or distributions or both, in cash. However, any redemption of shares prior to the Maturity Date or any election by a shareholder to receive dividends or distributions in cash will decrease the total amount of such shareholder's investment in the Fund available to generate total return, with the result that such shareholder may receive less than the Targeted Minimum Cumulative Total Return. From time to time, the Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year.

     See "Shareholder Services--Automatic Reinvestment of Dividends and Capital Gains Distributions" for information as to how to elect either dividend reinvestment or cash payments.

Determination of Net Asset Value

     Net asset value per share is determined once daily as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time), on each day during which the New York Stock Exchange is open for trading. The net asset value is computed by dividing the market value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Manager and the Distributor, are accrued daily.

     Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the last quoted bid prices as at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund.

Organization of the Fund

     The Fund is currently the sole investment series of Merrill Lynch Insured Equity Funds, Inc., a Maryland corporation incorporated on February 9, 1996. It has an authorized capital of 100,000,000 shares of Common Stock, par value $.0001 per share. Each share represents an identical interest in the assets of the Fund. Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Directors (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares of the Fund have equal voting rights. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Fund will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution or account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Shares issued are fully-paid and non-assessable by the Fund.

Shareholder Inquiries

     Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Prospectus.


Shareholder Reports

     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:

         Merrill Lynch Financial Data Services, Inc.
         P.O.  Box 45289
         Jacksonville, Florida 32232-5289

The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch financial consultant or Merrill Lynch Financial Data Services, Inc. at 800-637-3863.



          MERRILL LYNCH INSURED EQUITY INDEX FUND -- AUTHORIZATION FORM


                                    Manager
                         Merrill Lynch Asset Management
                            Administrative Offices:
                             800 Scudders Mill Road
                             Plainsboro, New Jersey

                                Mailing Address:
                                    Box 9011
                        Princeton, New Jersey 08543-9011

                                  Distributor
                     Merrill Lynch Funds Distributor, Inc.

                            Administrative Offices:
                             800 Scudders Mill Road
                             Plainsboro, New Jersey

                                Mailing Address:
                                    Box 9081

                        Princeton, New Jersey 08543-9081

                                   Custodian
                                   [To Come]

                                 Transfer Agent
                  Merrill Lynch Financial Data Services, Inc.

                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484

                                Mailing Address:
                                 P.O. Box 45289
                        Jacksonville, Florida 32246-5289

                              Independent Auditors


                                   [To Come]


                                    Counsel
                   Shereff, Friedman, Hoffman & Goodman, LLP
                                919 Third Avenue
                            New York, New York 10022


     No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and the Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Manager, or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.


      _____________________________

             TABLE OF CONTENTS

                                     Page
                                     ----
Fee Table ............................
Investment Objective and Policies.....
Management of the Fund...............
Purchase of Shares...................
Redemption of Shares.................                    [LOGO]
Shareholder Services.................
Performance Data.....................
Taxes................................
Additional Information...............
Authorization Form...................



Code #

                                           Merrill Lynch
                                           Insured Equity Fund


                                           ____________, 1996

                                           Distributor:
                                           Merrill Lynch Funds Distributor, Inc.

                                           This Prospectus should be
                                           retained for future reference.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.




                  Subject to Completion - February 13, 1996

                     STATEMENT OF ADDITIONAL INFORMATION

                      MERRILL LYNCH INSURED EQUITY FUND
    Box 9011, Princeton, New Jersey 08543-9011  o Phone No. (609) 282-2800

                                 ------------

     Merrill Lynch Insured Equity Fund (the "Fund") is a non-diversified mutual fund whose fundamental policy is to seek capital appreciation through investing in a portfolio of equity-oriented securities (including equity-indexed obligations) and U.S. government obligations. The Fund's objective is to provide investors with a portion of the appreciation, if any, in the U.S. equity markets, but with a targeted minimum cumulative total return of 10% over the life of the Fund (the "Targeted Minimum Cumulative Total Return"), regardless of the performance of the U.S. equity markets. The term of the Fund will end on or about (dd/mm/2001) (the "Maturity Date") The Targeted Minimum Cumulative Total Return represents an annualized rate of return of 1.9% over the five year term of the Fund. To seek to satisfy its Targeted Minimum Cumulative Total Return, the Fund expects to invest a majority of its assets in zero coupon securities that are direct obligations of the United States Treasury ("zero coupon securities"). The Fund has obtained an insurance policy (the "Insurance Policy") from _______ (the "Insurer") which insures the timely payment of the principal of such zero coupon securities in the unlikely event of a default of the United States Treasury with respect to such zero coupon securities. To seek participation in the U.S. equity markets, the Fund expects to invest in equity-oriented securities, including equity-linked obligations, such as options on baskets of stocks, stock index options, stock index futures and related options on such futures, securities the return on which is based on the value of a stock index and equity swaps ("Equity-Linked Investments"). There can be no assurance that this objective will be satisfied. For more information on the Fund's investment objective and policies, see "Investment Objective and Policies."

     Investors who purchase shares of the fund after the subscription offering (described below) will receive a total return on their investment which may be less than the Targeted Minimum Cumulative Total Return and which will vary according to the offering price of the fund's shares at the time of purchase, market conditions and the length of time remaining to the Maturity Date.


     The Fund is not an index fund and, because of its substantial investments in U.S. government obligations, is not expected to participate in the appreciation, if any, of the U.S. equity markets to the same extent as an index fund. However, unlike an index fund, the Fund is designed to seek a Targeted Minimum Cumulative Total Return at its Maturity Date, regardless of the performance of the U.S. equity markets.

THE FUND IS INTENDED FOR LONG-TERM INVESTORS WHO WILL HOLD THEIR ENTIRE INVESTMENT IN THE FUND UNTIL THE MATURITY DATE AND WILL REINVEST ALL DIVIDENDS AND DISTRIBUTIONS. IT IS DESIGNED FOR INVESTORS WHO DO NOT SEEK CURRENT INCOME AND WHO DO NOT EXPECT TO REDEEM ALL OR A PORTION OF THEIR SHARES PRIOR TO THE MATURITY DATE. THE INSURANCE POLICY DOES NOT INSURE THE MARKET VALUE OF THE FUND'S ZERO COUPON SECURITIES AT ANY TIME PRIOR TO THEIR MATURITY.

     Distribution of shares of the Fund is limited to investors who seek the Fund's objective without regard to tax considerations, such as certain tax-qualified employee benefit plans, including Individual Retirement Accounts ("IRAs") and corporate, governmental and other retirement plans qualified under sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

     Shares of the Fund will be offered to investors during the initial subscription offering at $10.00 per share and during the continuous offering at a price equal to the next determined net asset value per share, subject, in both cases, to a contingent deferred sales charge (a "CDSC") which may be imposed on redemptions made within three years of purchase, a redemption fee imposed on redemptions made prior to the liquidation of the Fund after the Maturity Date and ongoing account maintenance and distribution fees. See "Purchase of Shares." The minimum investment is $2,000, and the minimum subsequent investment is $50. You may choose to make an initial investment of as little as $250 and reach the $2,000 minimum with several additional investments, as described in "Purchase of Shares." The Fund reserves the right to suspend the offering of its shares at any time.

     This Statement of Additional Information of the Fund is not a
prospectus and should be read in conjunction with the prospectus of the Fund,
dated        , 1996 (the "Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                                 ------------
                   MERRILL LYNCH ASSET MANAGEMENT - MANAGER
             MERRILL LYNCH FUNDS DISTRIBUTOR, INC. - DISTRIBUTOR
                                 ____________

   THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS           , 1996



                       INVESTMENT OBJECTIVE AND POLICIES

     Merrill Lynch Insured Equity Fund is a non-diversified mutual fund whose fundamental policy is to seek capital appreciation through investing in a portfolio of equity-oriented securities (including equity-indexed obligations) and U.S. government obligations. The Fund's objective is to provide investors with a portion of the appreciation, if any, in the U.S. equity markets, but with a Targeted Minimum Cumulative Total Return of 10% over the life of the Fund, regardless of the performance of the U.S. equity markets. The term of the Fund will end on or about the Maturity Date (dd/mm/2001). The Targeted Minimum Cumulative Total Return represents an annualized rate of return of 1.9% over the five year term of the Fund. To seek to satisfy its Targeted Minimum Cumulative Total Return, the Fund expects to invest a majority of its assets in zero coupon securities that are direct obligations of the United States Treasury ("zero coupon securities"). The Fund has obtained the Insurance Policy from the Insurer which insures the timely payment of the principal of such zero coupon securities in the unlikely event of a default of the United States Treasury with respect to such zero coupon securities. The Insurer has a rating of AAA from Standard & Poor's Ratings Group ("S&P") and Aaa from Moody's Investors Service, Inc. ("Moody's"). The Insurer is not affiliated with the Fund and no representation is made regarding the ability of the Insurer to pay any amount due pursuant to the Insurance Policy. To seek participation in the U.S. equity markets, the Fund expects to invest in equity-oriented securities, including equity-linked obligations, such as options on baskets of stocks, stock index options, stock index futures and related options on such futures, securities the return on which is based on the value of a stock index and equity swaps ("Equity-Linked Investments"). There can be no assurance that this objective will be satisfied. See "Investment Objectives and Policies" in the Prospectus for further information.

     Investors who purchase shares of the Fund after the subscription offering will receive a total return on their investment which may be less than the Targeted Minimum Cumulative Total Return and which will vary according to the offering price of the Fund's shares at the time of purchase, market conditions and the length of time remaining to the Maturity Date.

     The Fund is not an index fund and, because of its substantial investments in U.S. government obligations, is not expected to participate in the appreciation, if any, of the U.S. equity markets to the same extent as an index fund. However, unlike an index fund, the Fund is designed to seek a Targeted Minimum Cumulative Total Return as of its Maturity Date, regardless of the performance of the U.S. equity markets.

     The Fund's fundamental policy may not be changed without a vote of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

ZERO COUPON SECURITIES

     Reference is made to the discussion under the caption "Zero Coupon Securities" in the Prospectus for further information with respect to the Fund's investment in zero coupon securities.

     There are currently two basic types of zero coupon securities, those created by separating the interest and principal components of a previously issued interest-paying security and those originally issued in the form of a face amount only security paying no interest. Zero coupon securities of the U.S. Government and certain of its agencies and instrumentalities and of private corporate issuers are currently available, although the Fund will purchase only those that are direct obligations of the United States Treasury.


     Zero coupon securities of the U.S. Government that are currently available are called STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are issued under a program introduced by the U.S. Treasury and are direct obligations of the U.S. Government. The U.S. Government does not issue zero coupon securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market stripping of selected Treasury notes and bonds into individual interest and principal components. Under the program, the U.S. Treasury continues to sell its shares and bonds through its customary auction process. However, a purchaser of those notes and bonds who has access to a book-entry account at a Federal Reserve bank may separate the specified Treasury notes and bonds into individual interest and principal components. The selected Treasury securities may thereafter be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. The Federal Reserve does not charge a fee for this service; however, the book-entry transfer of interest and principal components is subject to the same fee schedule generally applicable to the transfer of Treasury securities.

     Under the program, in order for a book-entry Treasury security to be separated into its component parts, the face amount of the security must be an amount which, based on the stated interest rate of the security, will produce a semi-annual interest payment of $1,000 or a multiple of $1,000. Once a book-entry security has been separated, each interest and principal component may be maintained and transferred in multiples of $1,000 regardless of the face amount initially required for separation or the resulting amount required for each interest payment.

     Investment banks may also strip Treasury securities and sell them under proprietary names. These securities may not be as liquid as STRIPS and the Fund has no present intention of investing in these instruments.

     STRIPS are purchased at a discount from $1,000. Absent a default by the U.S. Government, a purchaser will receive face value for each of the STRIPS provided the STRIPS are held to their due dates. While STRIPS can be purchased on any business day, they all currently come due on February 15, May 15, August 15 or November 15.

PORTFOLIO STRATEGIES INVOLVING OPTIONS AND FUTURES

     Reference is made to the discussion under the caption "Investment Objective and Policies -- Equity-Linked Investments" in the Prospectus for information with respect to various portfolio strategies involving options and futures. With respect to the portion of the Fund's portfolio not invested in zero coupon securities (previously defined as the "Equity-Linked Investments"), the Fund seeks to permit investors to participate in the appreciation, if any, of the U.S. equity markets over a five year period. The Fund will not generally invest in or hold individual equities or attempt to pick individual securities which it believes have the potential to outperform the market. Rather, the Fund will seek to maintain broad exposure to U.S. equity markets generally through investments in options on baskets of stocks, stock index options, stock index futures and related options on such futures, securities the return on which is based on the value of a stock index, and equity swaps. Although certain of the foregoing instruments may be issued by non-U.S. entities, all instruments held by the Fund will be U.S. dollar denominated. The following is further information relating to portfolio strategies involving options and futures the Fund may utilize.

     Options and Futures. Options referred to herein and in the Fund's Prospectus may be options issued by The Options Clearing Corporation (the "Clearing Corporation") which are currently traded on the Chicago Board Options Exchange, American Stock Exchange, New York Stock Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and Midwest Stock Exchange. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Fund may also enter into over-the-counter option transactions ("OTC options"), which are two-party contracts with price and terms negotiated between the buyer and seller. The staff of the Securities and Exchange Commission has taken the position that OTC options and the assets used as cover for written OTC options are illiquid securities.

     A futures contract is an agreement between two parties to buy and sell a security or, in the case of an index-based futures contract, to make and accept a cash settlement for a set price on a future date. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation, i.e., by entering into an offsetting transaction. Futures contracts have been designed by boards of trade which have been designated as "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

     The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

     An order has been obtained from the Securities and Exchange Commission exempting the Fund from the provisions of Section 17(f) and Section 18(f) of the Investment Company Act of 1940 (the "Investment Company Act") in connection with its strategy of investing in futures contracts. Section 17(f) relates to the custody of securities and other assets of an investment company and may be deemed to prohibit certain arrangements between the Fund and commodities brokers with respect to initial and variation margin. Section 18(f) of the Investment Company Act prohibits an open-end investment company such as the Fund from issuing a "senior security" other than a borrowing from a bank. The staff of the Securities and Exchange Commission has in the past indicated that a futures contract may be a "senior security" under the Investment Company Act.

     Restrictions on Use of Futures Transactions. Under regulations of the CFTC, the futures trading activities described herein will not result in the Fund being deemed to be a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, the Fund may enter into transactions to increase total return (i.e., non-hedging transactions), provided that the Fund may not enter into such transactions if, immediately thereafter, the sum of the amount of the initial margin deposits on the Fund's existing futures positions and option premiums would exceed 5% of the market value of the Fund's liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market. Certain other CFTC regulations also apply to hedging transactions in which the Fund will not engage.

     When the Fund purchases futures contracts or a call option with respect thereto or writes a put option on a futures contract, an amount of cash, U.S. Government Securities or other liquid high-grade debt securities (which may include zero coupon securities) will be deposited in a segregated account with the Fund's custodian so that the amount so segregated, plus the amount of initial and variation margin held in the account of its broker, equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.

     Restrictions on Options. As described more fully above, in connection with options written by the Fund on securities indices, the Fund will not enter into any such transaction unless, to the extent required by law, it owns either
(1) an offsetting covered position in securities or other options, or (2) cash, U.S. Government securities or other liquid high-grade debt securities (which may include zero coupon securities) with a value sufficient at all times to cover its potential obligations to the extent not covered in (1) above.

     Indexed Securities. The Fund may invest in securities whose potential return is based on the change in particular measurements of value or rate (an "index"). As an illustration, the Fund may invest in a debt security that pays interest and returns principal based on the change in an equity index, such as the S&P 500. To the extent that the Fund invests in such types of securities, it will be subject to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

     The indexed securities in which the Fund invests may include medium term notes. Medium-term notes are debt securities with maturities varying from nine months to thirty years from the date of issue which may be subject to redemption at the option of the issuer or repayment at the option of the holder thereof prior to the maturity date thereof.

     Equity Swaps. The Fund may enter into equity swap agreements, which are contracts in which one party agrees to make payments based on the change in market value of a specified equity security, basket of equity securities or securities index in return for payments based on a variable interest rate or the return of a different equity security, basket of equity securities or securities index.

     Swap agreements and OTC options entail the risk that the Fund's counterparty will default on its payment obligations to the Fund. The Fund will seek to lessen the risk to some extent by entering into equity swaps and OTC options only with counterparties that have substantial capital and meet the Fund's credit criteria. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund, however, will deposit in a segregated account with its custodian zero coupon bonds or cash equivalents or other assets permitted to be so segregated by the Securities and Exchange Commission in an amount equal to or greater than the market value of its liabilities under the swap agreement, plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement.

OTHER INVESTMENT POLICIES AND PRACTICES

     Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, although it will limit such investments to 10% of its net assets to the extent required by state law. However, the Fund may purchase, without regard to that limitation, securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act ("Rule 144A Securities"), provided that the Fund's Board of Directors, or the Manager pursuant to guidelines adopted by the Board, continuously determines, based on the trading markets for the specific Rule 144A Security, that it is liquid. The Board of Directors, however, will retain oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of decreasing the level of liquidity in the Fund to the extent that the qualified institutional buyers become for a time uninterested in purchasing these securities.

     Repurchase Agreements. The Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. The prices at which the trades are conducted do not reflect the accrued interest on the underlying obligations. Such agreements usually cover short periods, often under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but constitute only collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default by the seller under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. The Fund may not invest more than 15% (or 10% to the extent required by state law) of its net assets in repurchase agreements maturing in more than seven days.

     Lending of Portfolio Securities. Subject to the investment restrictions stated below, the Fund may lend securities from its portfolio to approved borrowers and receive therefor collateral in cash or securities issued or guaranteed by the United States Government which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The purpose of such loans is to permit the borrower to use such securities for delivery to purchasers when such borrower has sold short. If cash collateral is received by the Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to the Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for lending its portfolio securities. In either event, the total yield on the Fund's portfolio is increased by loans of its portfolio securities. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. Such loans are terminable at any time. The Fund may pay reasonable finder's, administrative and custodial fees in connection with such loans. With respect to the lending of portfolio securities, there is the risk of failure by the borrower to return the securities involved in such transactions.

     Non-Diversified Status. The Fund is classified as a non-diversified fund under the Investment Company Act and is not subject to the diversification requirements of the Investment Company Act. Accordingly, the Fund may invest more than 5% of the value of its assets in the obligations of a single issuer. However, the Fund remains subject to the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify as a regulated investment company (a "RIC") for U.S. federal income tax purposes. In order to qualify as a RIC under the Code, the Fund must comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code.


RISK FACTORS

         Options and Futures Transactions. Participation in the options or futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Manager's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options and futures contracts and options on futures contracts include
(1) dependence on the Manager's ability to predict correctly movements in the direction of interest rates and securities prices; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time. There is currently no expectation that the Manager will attempt to predict the movements in the direction of interest rates and securities prices.

     Prior to exercise or expiration, an exchange-traded option or futures position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange for options of the same series. However, there can be no assurance that a liquid secondary market will exist in any of the Fund's Equity-Linked Investments at any specific time. Thus, it may not be possible to close an option or futures position. In the case of a futures position or an option on a futures position written by the Fund in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the security underlying futures contracts it holds. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     As described in the Prospectus, the Fund may invest in certain instruments, such as European style options, which have a set expiration date and corresponding low "delta" coefficient. The delta coefficient of an option or future is a measure of the sensitivity of the price of such an instrument in relation to the underlying security or index. For example, the price of an option with a delta coefficient of 1 would move up or down in exact proportion to the price of the underlying security or index, whereas the price of an option with a delta coefficient of 0.5 would fluctuate exactly half as much, proportionately, as the price of the underlying security or index. Unlike American style options which may be exercised at any time during the option period, European style options may not be exercised until their expiration date. An option which may not be exercised until a future date may have a low delta, since the price of the option would reflect the uncertainty of the movement in price of the underlying security or index during the time remaining until the expiration date of the option. As the expiration date approaches, the delta coefficient of an option would generally increase. This increase may be reflected in a difference in the Fund's net asset value during the early years of the term of the Fund as opposed to the later years. Prior to the expiration date of such instruments, the Fund may be unable to realize the full value of such an option with the result that shareholders who redeem shares of the Fund during this period, especially early in the term of the Fund, may receive less than their pro rata share of the full value of such instruments.

     The exchanges on which the Fund intends to conduct options transactions have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Manager does not believe that these trading and position limits will have any adverse impact on the Fund's portfolio strategies.


INVESTMENT RESTRICTIONS

     The Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Fund may not:

     1. Make any investment inconsistent with the Fund's classification as a non-diversified company under the Investment Company Act.

     2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

     3. Make investments for the purpose of exercising control or management.

     4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     6. Issue senior securities to the extent such issuance would violate applicable law.

     7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in selling portfolio securities.

     9. Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     The Fund has also adopted certain non-fundamental investment restrictions, which may be changed by the Directors without approval by the shareholders. Under the non-fundamental investment restrictions, the Fund may not:

     a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

     b. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales, except short sales "against the box."

     c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors of the Fund has otherwise determined to be liquid pursuant to applicable law. Notwithstanding the 15% limitation herein, to the extent the laws of any state in which the Fund's shares are registered or qualified for sale require a lower limitation, the Fund will observe such limitation. As of the date hereof, therefore, the Fund will not invest more than 10% of its total assets in securities which are subject to this investment restriction (c). Securities purchased in accordance with Rule 144A under the Securities Act (a "Rule 144A security") and determined to be liquid by the Fund's Board of Directors are not subject to the limitations set forth in this investment restriction (c). Notwithstanding the fact that the Board may determine that a Rule 144A security is liquid and not subject to limitations set forth in this investment restriction (c), the State of Ohio does not recognize Rule 144A securities as securities that are free of restrictions as to resale. To the extent required by Ohio law, the Fund will not invest more than 50% of its total assets in securities of issuers that are restricted as to disposition, including Rule 144A securities.

     d. Invest in warrants if, at the time of acquisition, its investments in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund's net assets; included within such limitation, but not to exceed 2% of the Fund's net assets, are warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

     e. Invest in securities of companies having a record, together with predecessors, of less than three years of continuous operation, if more than 5% of the Fund's total assets would be invested in such securities. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     f. Purchase or retain the securities of any issuer, if those individual officers and directors of the Fund, the officers and general partner of the Manager, the directors of such general partner or the officers and directors of any subsidiary thereof each owning beneficially more than one-half of one percent of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.

     g. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.

     h. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     Portfolio securities of the Fund generally may not be purchased from, sold or loaned to the Manager or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

     Because of the affiliation of the Manager with the Fund, the Fund is prohibited from engaging in certain transactions involving the Manager's affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"),

or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order, the Fund is prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal and from purchasing securities in public offerings which are not registered under the Securities Act of 1933 in which such firms or any of their affiliates participate as an underwriter or dealer.


                             THE INSURANCE POLICY

     The Fund has obtained the Insurance Policy from the Insurer in order to insure timely payment of the principal of the zero coupon securities held in the Fund's portfolio in the unlikely event of a default by the United States Treasury with respect to such zero coupon securities. The Insurance Policy provides that in the event of such default, the Insurance Company will pay to the Fund an amount equal to the principal amount owed to the Fund in respect of such zero coupon securities. The Insurance Policy does not insure the market value of the Fund's zero coupon securities at any time prior to their maturity, which maturity is structured to correspond to the Fund's Maturity Date.

     The Insurer has a rating of AAA from S&P and Aaa from Moody's. The Insurer is not affiliated with the Fund and no representation is made regarding the ability of the Insurer to pay any amount due to the Fund pursuant to the Insurance Policy. [A.M. Best Rating]

     The foregoing is only a summary of the terms of the Insurance Policy and is qualified in its entirety by reference to such agreement, a copy of which has been filed as an exhibit to the registration statement of which this Statement of Additional Information forms a part.


                            MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

     The Directors and executive officers of the Fund and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     [to be filed by amendment]

__________

(1) Interested person, as defined in the Investment Company Act, of the Fund.
(2) Such Director or officer is a director, trustee or officer of other investment companies for which the Manager or FAM acts as investment adviser.

     As of the date of this Statement of Additional Information, the officers and Directors of the Fund as a group (__ persons) owned an aggregate of less than 1/4 of 1% of the outstanding shares of Common Stock of Merrill Lynch & Co., Inc. and owned an aggregate of less than 1% of the outstanding shares of the Fund.

     Pursuant to the terms of the management agreement with the Fund, the Manager pays all compensation of officers of the Fund as well as the fees of all Directors who are affiliated persons of the Manager. The Fund pays each Director not affiliated with the Manager a fee of $ per year plus $ per meeting attended, together with such Director's out-of-pocket expenses relating to attendance at meetings. The Fund also compensates members of its Audit and Nominating Committee, which consists of all of the Directors of the Fund who are
not interested persons of the Fund, with a fee of $      per year; the Chairman
of the Audit and Nominating Committee receives an additional annual fee of
$     per year.

COMPENSATION OF DIRECTORS

     The following table sets forth the aggregate compensation the Fund expects to pay to the non-interested Directors for the fiscal year ended __________, 1996 and the aggregate compensation paid by all investment companies advised by MLAM and its affiliate, FAM ("MLAM-Advised Funds") to the non-interested Directors for the calendar year ended December 31, 1995.


                                                                            Total Compensation
                                                  Pension or Retirement   From Fund and MLAM/FAM
                        Aggregate Compensation     Benefits Accrued as     Advised Funds Paid to
   Name of Director            From Fund          Part of Fund Expenses        Directors(1)
-------------------     ----------------------   ----------------------   ----------------------



_________________

(1) In addition to the Fund, the Directors served on other MLAM/FAM Advised Funds as follows:


MANAGEMENT AND ADVISORY ARRANGEMENTS

     The Manager is owned and controlled by Merrill Lynch & Co., Inc., a financial services holding company and the parent of Merrill Lynch. Reference is made to "Management of the Fund--Management and Advisory Arrangements" in the Prospectus for certain information concerning the management and advisory arrangements of the Fund.

     Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Manager or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by the Manager for the Fund or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     The Fund has entered into a management agreement with the Manager (the "Management Agreement"). As discussed in the Prospectus, the Manager receives for its services to the Fund monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund.

     California imposes limitations on the expenses of the Fund. These expense limitations require that the Manager reimburse the Fund in an amount necessary to prevent the ordinary operating expenses of the Fund (excluding interest, taxes, distribution fees, brokerage fees and commissions and extraordinary charges such as litigation costs) from exceeding 2.5% of the Fund's first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets and 1.5% of the remaining average daily net assets. The Manager's obligation to reimburse the Fund is limited to the amount of the management fee. No fee payment will be made to the Manager during any fiscal year which will cause such expenses to exceed the most restrictive expense limitation applicable at the time of such payment.

     The Management Agreement obligates the Manager to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Directors of the Fund who are affiliated persons of the Manager or any of their affiliates. The Fund pays all other expenses incurred in the operation of the Fund, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by Merrill Lynch Funds Distributor, Inc. (the "Distributor")), charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and expenses of unaffiliated Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund. The Distributor will pay the promotional expenses of the Fund incurred in connection with the offering of its shares. Certain expenses will be financed by the Fund pursuant to the Distribution Plan in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares--Distribution Plan."

     Duration and Termination. Unless earlier terminated as described below, the Management Agreement will remain in effect for two years from the date of its adoption. Thereafter, it will remain in effect from year to year if approved annually (a) by the Board of Directors or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act)

of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.


                              PURCHASE OF SHARES

     Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of Fund shares.

     The Fund has entered into a distribution agreement with the Distributor in connection with the offering of shares of the Fund (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

     The Fund reserves the right to suspend the offering of its shares at any time.

     Distribution Plan. Reference is made to "Purchase of Shares--Distribution Plan" in the Prospectus for certain information with respect to the Distribution Plan of the Fund.

     The payment of the account maintenance fee and the distribution fee is subject to the provisions of Rule 12b-1 under the Investment Company Act of 1940. Among other things, the Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance fees and distribution fees paid to the Distributor. In their consideration of the Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and its shareholders. The Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940 (the "Independent Directors"), shall be committed to the discretion of the Independent Directors then in office. In approving the Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding voting securities of the Fund. The Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without shareholder approval, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

     The maximum sales charge rule in the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-based sales charges such as the distribution fee but not the account maintenance fee. As applicable to the Fund, the maximum sales charge rule limits the aggregate distribution fee payments payable by the Fund to (1) 6 1/4 of the eligible gross sales of shares of the Fund (defined to exclude shares issued pursuant to dividend reinvestment) plus (2) interest on the unpaid balance at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from payment of the distribution fee). To the extent payments would exceed the maximum permitted by the NASD, the Fund will not make further payments of the distribution fee; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances, the amount payable pursuant to the voluntary maximum may exceed the amount payable under NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.

                             REDEMPTION OF SHARES

     Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of Fund shares.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended only for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

     Shares are redeemable at the option of the Fund if, in the opinion of the Fund, ownership of the shares has or may become concentrated to the extent which would cause the Fund to be deemed a personal holding company within the meaning of the Code.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Manager is responsible for making the Fund's portfolio decisions, placing the Fund's brokerage business, evaluating the reasonableness of brokerage commissions and negotiating the amount of any commissions paid subject to a policy established by the Fund's Directors and officers. The Fund has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Orders for transactions in portfolio securities are placed for the Fund with a number of brokers and dealers, including Merrill Lynch. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, commissions, if any, size of the transaction and difficulty of execution. Where practicable, the Manager surveys a number of brokers and dealers in connection with proposed portfolio transactions and selects the broker or dealer which offers the Fund the best price and execution or other services which are of benefit to the Fund. Securities firms also may receive brokerage commissions on transactions including covered call options written by the Fund and the sale of underlying securities upon the exercise of such options. In addition, consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and policies established by the Fund's Directors, the Manager may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

     The Fund does not use any particular broker or dealer, and brokers who provide supplemental investment research to the Manager may receive orders for transactions by the Fund. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement. If in the judgment of the Manager the Fund will be benefited by supplemental research services, the Manager is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information, and the Manager may use such information in servicing its other accounts.

     The Fund invests in certain securities traded in the over-the-counter market and, where possible, deals directly with the dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act of 1940, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Fund, including Merrill Lynch, will not serve as the Fund's dealer in such transactions. However, affiliated persons of the Fund may serve as its broker in the over-the-counter transactions conducted on an agency basis.

     Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, Merrill Lynch may execute transactions for the Fund on the floor of any national securities exchange provided that prior authorization of such transactions is obtained and Merrill Lynch furnishes a statement to the Fund at least annually setting forth the compensation it has received in connection with such transactions.

     The Directors of the Fund have considered the possibility of recapturing for the benefit of the Fund brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the management fee paid by the Fund to the Manager. After considering all factors deemed relevant, the Directors made a determination not to seek such recapture. The Directors will reconsider this matter from time to time.

     Portfolio Turnover. The Fund has not placed any limit on its rate of portfolio turnover and securities may be sold without regard to the time they have been held when, in the opinion of the Manager, investment considerations warrant such action. As a result, portfolio turnover rate may vary greatly from year to year or during periods within a year. Also, the use of covered call options at times when the underlying securities are appreciating in value may result in higher portfolio turnover than would otherwise be the case. The Fund pays brokerage commissions in connection with writing call options transactions and effecting closing purchase transactions, as well as in connection with purchases and sales of portfolio securities. A high rate of portfolio turnover would result in correspondingly greater brokerage commission expenses. Portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of Government securities and of all other securities, including options, whose maturity or expiration dates at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the fiscal year.


                       DETERMINATION OF NET ASSET VALUE

     Reference is made to "Additional Information--Determination of Net
Asset Value" in the Prospectus concerning the determination of net asset value.

     The net asset value of the shares of the Fund is determined once daily Monday through Friday as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is not open for trading on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Manager and the Distributor and any account maintenance and/or distribution fees, are accrued daily.

     Zero coupon securities will be valued at the last reported bid.
Securities traded in the over-the-counter market are valued at the last available bid price or yield equivalents obtained from one or more dealers in the over-the-counter market prior to the time of valuation. Options purchased by the Fund are valued at their last bid price in the case of exchange-traded options or in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund. Such valuations and procedures will be reviewed periodically by the Board of Directors.

                             SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services described below which are designed to facilitate investment in its shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Fund, the Distributor or Merrill Lynch. Certain of these services are available only to United States investors.

INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent") has an Investment Account and will receive, at least quarterly, quarterly statements from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestments of dividends and capital gains distributions. These statements will also show any other activity in the account since the preceding statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions. A shareholder may make additions to his Investment Account at any time by mailing a check directly to the Transfer Agent.

     Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent. Shareholders interested in transferring their shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     Unless specific instructions are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be reinvested automatically in additional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing or by telephoning (1-800-MER-FUND) to receive either their income dividends or capital gains distributions, or both, in cash, in which event payment will be mailed on or about the payment date. Shareholders may, at any time, notify the Transfer Agent in writing that they no longer wish to have their dividends and/or distributions reinvested in shares of the Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. However, any redemption of shares prior to the Maturity Date or any election by a shareholder to receive dividends or distributions in cash will decrease the total amount of such shareholder's investment in the Fund available to generate total return, with the result that such shareholder may receive less than the Targeted Minimum Cumulative Total Return. See "Investment Objectives and Policies," "Purchase of Shares -- Contingent Deferred Sales Charge" and "Redemption of Shares" in the Prospectus.

RETIREMENT PLANS


     Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in the Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available on request from Merrill Lynch. The minimum initial purchase to establish any such plan is $250 and the minimum subsequent purchase is $1.

     Capital gains and income received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.



                      DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     It is the Fund's intention to distribute all of its net investment income, if any. Dividends from such net investment income are paid annually. All net realized long- or short-term capital gains, if any, are distributed to the Fund's shareholders at least annually. From time to time, the Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the taxable year. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes. See "Shareholder Services--Reinvestment of Dividends and Capital Gains Distributions" for information concerning the manner in which dividends and distributions may be reinvested automatically in shares of the Fund. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash. However, any redemption of shares prior to the Maturity Date or any election by a shareholder to receive dividends or distributions in cash will decrease the total amount of such shareholder's investment in the Fund available to generate total return, with the result that such shareholder may receive less than the Targeted Minimum Cumulative Total Return.

TAXES

     The Fund intends to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. In order to qualify, the Fund must among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities, or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock or securities; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of stock, securities, options or futures; (iii)

distribute at least 90% of its dividend, interest and certain other taxable income each year; (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (v) at the end of each fiscal quarter have no more than 25% of its assets invested in the securities (other than those of the government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     Tax Treatment of Zero Coupon Securities. The zero coupon securities will be treated as bonds that were issued to the Fund at an original issue discount. Original issue discount is treated as interest for federal income tax purposes and the amount of original issue discount generally will be the difference between the bond's purchase price and its stated redemption price at maturity. The Fund will be required to include in gross income for each taxable year the daily portions of original issue discount attributable to the zero coupon securities held by the Fund as such original issue discount accrues. Such income will be subject to the distribution rules applicable to RICS. In general, original issue discount accrues daily under a constant interest rate method which takes into account the compounding of accrued interest. In the case of zero coupon securities, this method will generally result in an increasing amount of income to the Fund each year.

     Tax Treatment of Options and Futures Transactions. The Fund may purchase options or futures contracts. Unless the Fund is eligible to make and makes a special election, such options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in options and futures contracts will be 60% long-term and 40% short-term capital gain or loss.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's transactions in options and futures contracts. Under
Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures.

     One of the requirements for qualification as a RIC is that less than 30% of the Fund's gross income may be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option or futures contract.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment is the Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

     Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                               PERFORMANCE DATA

     From time to time the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return is determined in accordance with a formula specified by the Securities and Exchange Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including any CDSC and/or redemption fee that would be applicable to a complete redemption of the investment at the end of the specified period.

     The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment. Such data will be computed as described above, except that (i) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (ii) neither the redemption fee nor the maximum applicable sales charges will be included. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

     From time to time, the Fund may include the Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature.


                             GENERAL INFORMATION


DESCRIPTION OF SHARES

     The Fund was incorporated under Maryland law on February 9, 1996. It has an authorized capital of 100,000,000 shares of Common Stock, par value $0.0001 per share. Each share of Common Stock represents an interest in the same assets of the Fund and is identical in all respects. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Fund does not intend to hold meetings of shareholders in any year in which the Investment Company Act of 1940 does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Also, the by-laws of the Fund require that a special meeting of stockholders be held upon the written request of at least 10% of the outstanding shares of the Fund entitled to vote at such meeting. Voting rights for Directors are not cumulative. Shares issued are fully paid and non-assessable and have no preemptive or conversion rights. Redemption rights are discussed elsewhere herein and in the Prospectus. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. Stock certificates are issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case.

     The Manager provided the initial capital for the Fund by purchasing
10,000 shares of Common Stock for an aggregate of $100,000. Such shares were acquired for investment and can only be disposed of by redemption. The
organizational expenses of the Fund (estimated to be approximately $      ) will
be paid by the Fund and amortized over a period not exceeding five years. The proceeds realized by the Manager upon redemption of any of such shares will be reduced by the proportionate amount of the unamortized organizational expenses which the number of shares redeemed bears to the number of shares initially purchased.

COMPUTATION OF OFFERING PRICE PER SHARE

     An illustration of the computation of the initial offering price for shares of the Fund based on the value of the Fund's assets and number of shares outstanding on the date its shares are first offered for sale to public investors is as follows:

Net Assets                                                    $100,000
Number of Shares Outstanding                                    10,000
Net Asset Value Per Share (net assets divided by
number of shares outstanding)                                  $ 10.00
Sales Charge                                                      none*
Offering Price                                                 $ 10.00
                                                               =======
___________________

* Shares are not subject to an initial sales charge but may be subject to a CSDC on redemption of shares within one year of purchase. See "Purchase of Shares--Contingent Deferred Sales Charge" in the Prospectus.



INDEPENDENT AUDITORS

     ________________________, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to ratification by the Fund's shareholders in years when an annual meeting of shareholders is held. In addition, employment of such auditors may be terminated without any penalty by vote of a majority of the outstanding shares of the Fund at a meeting called for the purpose of terminating such employment. The independent auditors are responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

     [ ] acts as the Custodian of the Fund's assets. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

TRANSFER AGENT

     Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Management of the Fund--Transfer Agency Services" in the Prospectus.

LEGAL COUNSEL

     Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, New York 10022, is counsel for the Fund.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Fund ends [______________] of each year. The
Fund sends to its shareholders at least quarterly reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

     Under a separate agreement Merrill Lynch has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time or to grant the use of such name to any other company, and the Fund has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.


INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Insured Equity Fund:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Insured Equity Fund as of ___________________, 1996. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also inclues assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects the financial position of Merrill Lynch Insured Equity Fund as of _________________, 1996 in conformity with generally accepted accounting principles.


                             , 1996.


                      MERRILL LYNCH INSURED EQUITY FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                                         , 1996

Assets
     Cash in bank ...............................................................      $
     Prepaid registration fees (Note 3)..........................................
     Deferred organization expenses (Note 4).....................................
                                                                                       ------
Total Assets      ...............................................................
Liabilities - accrued expenses...................................................
                                                                                       ------

Net Assets (equivalent to $10.00 per share on 10,000 shares of common stock (par value $0.0001) outstanding with
  an unlimited number of shares authorized) (Note 1).............................      $
                                                                                       ======

-----------
(1) Merrill Lynch Insured Equity Fund (the "Fund") is currently the sole investment series of Merrill Lynch Insured Equity Funds, Inc. (the
       "Corporation"), which was organized as a Maryland corporation on      ,
       1996. The Corporation is registered under the Investment Company Act of 1940 as an open-end investment company.


(2) The Fund intends to enter into a Management Agreement (the "Management Agreement") with Merrill Lynch Asset Management (the "Manager"), and a distribution agreement (the "Distribution Agreement") with Merrill Lynch Funds Distributor, Inc. (the "Distributor"). (See "Management and Advisory Arrangements" in the Statement of Additional Information.) Certain officers and/or directors of the Fund are officers and/or directors of the Manager and the Distributor.

(3) Prepaid registration fees are charged to income as the related shares are issued.

(4) Deferred organization expenses will be amortized over a period from the date the Fund commences operations not exceeding five years. In the event that the Manager (or any subsequent holder) redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Fund is liquidated prior to the end of the five-year period, the Manager (or any subsequent holder) shall bear the unamortized deferred organization expenses.


       TABLE OF CONTENTS

                                             Page
                                           in this
                                          Statement
                                          ---------
Investment Objective and Policies.......
  Portfolio Strategies Involving
    Options and Futures.................
  Other Investment Policies and
    Practices...........................
Risk Factors ...........................
  Investment Restrictions...............
The Insurance Policy....................
Management of the Fund..................
  Directors and Officers................
  Management and Advisory Arrangements...
Purchase of Shares.......................
Redemption of Shares.....................
Portfolio Transactions and Brokerage.....
Determination of Net Asset Value.........
Shareholder Services.....................
  Investment Account.....................
  Automatic Investment Plan..............
  Automatic Reinvestment of Dividends
   and Capital Gains Distributions.......
  Retirement Plans.......................
 Dividends, Distributions and Taxes......
  Dividends and Distributions............

  Taxes..................................
Performance Data.........................
General Information......................
  Description of Shares..................
  Computation of Offering Price
    per Share............................
  Independent Auditors...................
  Custodian..............................
  Transfer Agent.........................
  Legal Counsel..........................
  Reports to Shareholders................
  Additional Information.................
Report or Independent Auditors
  Financial Statements...................


Code #


           STATEMENT OF
      ADDITIONAL INFORMATION


             [LOGO]


         MERRILL LYNCH
         INSURED EQUITY
             FUND



_______________, 1996



Distributor:
Merrill Lynch Funds
Distributor, Inc.
                           PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.
        (a) Financial Statements:

                  Contained in Part A, the Prospectus:

                  None

                  Contained in Part B, the Statement of Additional Information:

                  To be filed by amendment.

        (b) Exhibits:

Exhibit
Number
------

  1   --    Articles of Incorporation of Registrant.
  2   --    By-Laws of Registrant.
  3   --    None.
  4   --    Instruments  Defining  Rights  of  Shareholders. Incorporated
            by reference to Exhibits 1 and 2 above.
  5   --    Management Agreement between Registrant and Merrill Lynch
            Asset Management.*
  6   --    Distribution  Agreement  between  Registrant and Merrill Lynch
            Funds Distributor, Inc.*
  7   --    None.
  8   --    Custody Agreement between Registrant and [          ]*.
  9(a)--    Transfer Agency, Dividend Disbursing Agency and
            Shareholder Servicing Agency Agreement between Registrant and
            Merrill Lynch Financial Data Services, Inc.*
   (b) --   Form of License Agreement relating  to Use of Name between
            Merrill Lynch & Co., Inc. and Registrant.*
   (c) --   Form of Insurance Policy.*
 10    --   Opinion and consent of Shereff, Friedman, Hoffman & Goodman,
            LLP, counsel for Registrant.*
 11    --   Consent of  [               ], independent auditors for the
            Registrant.*
 12    --   None.
 13    --   Certificate of Merrill Lynch Asset Management.*
 14    --   Not Applicable.
 15    --   Distribution  Plan of the Registrant and Distribution Plan
            Sub-Agreement.*
 16    --   Not Applicable.
 17    --   Not Applicable.

---------------------
* To be filed by amendment.

Item 25. Persons Controlled By or Under Common Control with Registrant.

         Prior to the effective date of this Registration Statement, the

Registrant will sell 10,000 shares of the Registrant to Merrill Lynch Asset Management (the "Manager" or "MLAM").

Item 26. Number of Holders of Securities

         As of ____________, 1996, the number of records holders of securities of the Registrant was 1.


Item 27. Indemnification.

         Reference is made to Article VI of Registrant's Articles of Incorporation, Article VI of Registrant's By-Laws, Section 9 of the Distribution Agreement, Article IV of the Management Agreement and Section 2-418 of the Maryland General Corporation Law.

         Article VI of the By-Laws provides that each officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Each officer and Director of the Registrant claiming indemnification with the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         The Registrant may indemnify or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

         The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         The Registrant has purchased an insurance policy insuring its officers and Directors against liabilities, and certain costs of defending claims against such officers and Directors, to the extent such officers and Directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

         Article IV of the Management Agreement between Registrant and MLAM (Exhibit 5 hereof) limits the liability of MLAM to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations.

         In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

         Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

         Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM") also acts as investment adviser for the following open-end investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset

Income Fund, Inc., Merrill Lynch Balanced Fund for Investment and Retirement, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund for Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Growth Fund for Investment and Retirement, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Institutional Intermediate Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Asset Builder Program, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc.; and the following closed-end investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. Fund Asset Management, L.P. ("FAM"), an affiliate of MLAM, acts as the investment adviser for the following open-end investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Emerging Tigers Fund, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., MuniAsset Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Senior High Income Portfolio II, Inc., Senior Strategic Income Fund, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc., and Worldwide DollarVest Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Institutional Intermediate Fund is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The

address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML&Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

         Set forth below is a list of each executive officer and director of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since February 1, 1994 for his own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of all or substantially all of the investment companies advised by the Manager or FAM, and Messrs. Durnin, Giordano, Harvey, Hewitt, Kirstein and Monagle are directors or officers of one or more of such companies.

         Officers and partners of MLAM are set forth as follow:

                                                  Other Substantial Business,
    Name              Positions with Manager  Profession, Vocation or Employment
    ----              ----------------------  ----------------------------------
ML&Co...............  Limited Partner         Financial Services Holding Company

Merrill Lynch
Investment..........  Limited Partner         Investment Advisory Management,
                                              Inc.

Princeton
Services............  Limited Partner         General Partner of FAM

Arthur Zeikel.......  President               President of FAM; President and
                                              Director of Princeton Services;
                                              Director of ("MLFD"); Executive
                                              Vice President of ML & Co.

Terry K. Glenn......  Executive Vice          Executive Vice President of FAM;
                      President               Executive Vice President and
                                              Director of Princeton Services;
                                              President and Director of MLFD;
                                              President of Princeton
                                              Administrators; Director of FDS

Vincent R. Giordano.  Senior Vice President   Senior Vice President of FAM;
                                              Senior Vice President of
                                              Princeton Services

Norman R.Harvey.....  Senior Vice President   Senior Vice President of FAM;
                                              Senior Vice President of
                                              Princeton Services


N. John Hewitt......  Senior Vice President   Senior Vice President of FAM;
                                              Senior Vice President of
                                              Princeton Services

Philip L. Kirstein..  Senior Vice President,  Senior Vice President, General
                      General Counsel,        Counsel and Secretary of
                      Director and Secretary  FAM; Senior Vice President,
                                              General Counsel, Director and
                                              Secretary of Princeton Services;
                                              Director of MLFD

Ronald M. Kloss.....  Senior Vice President   Senior Vice President and
                                              Controller of FAM; Senior
                                              Vice President and Controller
                                              of Princeton Services

Stephen M.M. Miller.  Senior Vice President   Executive Vice President of
                                              Princeton Administrators, L.P.

Joseph T.Monagle....  Senior Vice President   Senior Vice President of FAM;
                                              Senior Vice President of
                                              Princeton Services

Gerald M. Richard...  Senior Vice President   Senior Vice President and
                      and Treasurer           Treasurer of FAM; Senior
                                              Vice President and Treasurer
                                              of Princeton Services;
                                              Vice President and Treasurer
                                              of MLFD

Richard L. Reller...  Senior Vice President   First Vice President of MLAM;
                                              First Vice President of
                                              Princeton Services;

Ronald L. Welburn...  Senior Vice President   Senior Vice President of FAM;
                                              Senior Vice President of
                                              Princeton Services

Anthony Wiseman.....  Senior Vice President   Senior Vice President of FAM;
                                              Senior Vice President of
                                              Princeton Services



Item 29.  Principal Underwriters.

          (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the first paragraph of
Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc., and also acts as principal underwriter for the following closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Municipal

Strategy Fund, Inc.

          (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is Box 9011, Princeton, New Jersey 08543-9011, except that the address of Messrs. Crook, Brady, Aldrich, Graczyk, Fatseas, Wasel and Ms. Schena is One Financial Center, Boston, Massachusetts 02111-2665.


        (1)                         (2)                          (3)
                           Positions and Offices        Positions and Offices
       Name                with the Distributor             with Registrant
       ----                --------------------             ---------------

Terry K. Glenn..........         President                   Executive Vice
Arthur Zeikel...........         Director                 President and Director
Philip L. Kirstein......         Director                         None
William E. Aldrich......         Senior Vice President            None
Robert W. Crook.........         Senior Vice President            None
Kevin P. Boman..........         Vice President                   None
Michael J. Brady........         Vice President                   None
Sharon Creveling........         Vice President and               None
                                 Assistant Treasurer
Mark A. DeSario.........         Vice President                   None
James J. Fatseas........         Vice President                   None
Stanley Graczyk.........         Vice President                   None
Debra W. Landsman-Yaros.         Vice President                   None
Michelle T. Lau.........         Vice President                   None
Gerald M. Richard.......         Vice President and            Treasurer
                                 Treasurer
Salvatore Venezia.......         Vice President                   None
William Wasel...........         Vice President                   None
Lisa Gobora.............         Assistant Vice President         None
Susan Kibler............         Assistant Vice President         None
Mark A. Maguire.........         Assistant Vice President         None
Richard Romm............         Assistant Vice President         None
Patricia A. Schena......         Assistant Vice President         None
Robert Harris...........         Secretary                        None

          (c)  Not applicable.

Item 30.  Location of Accounts and Records.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its Transfer Agent, Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


Item 31.  Management Services.

          Other than as set forth under the caption "Management of the

Fund--Management and Advisory Arrangements" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any Management-related service contract.

Item 32.  Undertakings.

          To file a post-effective amendment, using financial statements which may not be certified, within four to six months of the effective date of this Registration Statement.

          The Registrant will furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual request to shareholders, upon request and without charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 8th day of February, 1996.


                                        MERRILL LYNCH INSURED
                                        EQUITY FUNDS, INC.

                                                    Registrant

                                        By:   /s/ Philip L. Kirstein
                                           ----------------------------------
                                              (Philip L. Kirstein, President)

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

 SIGNATURES                          TITLE                         DATE

 /s/  Philip L. Kirstein       President and Director           February 8, 1996
------------------------       (Principal Executive Officer)
      (Philip L. Kirstein)


 /s/  Ira. P. Shapiro          Treasurer (Principal Financial   February 8, 1996
------------------------       Accounting Officer)
      (Ira P. Shapiro)         and Director


 /s/  Mark B. Goldfus          Director                         February 8, 1996
------------------------
      (Mark B. Goldfus)



                               INDEX TO EXHIBITS

Exhibit
Number                           Description                      Page Number
------                           -----------                      -----------
(1)         Articles of Incorporation of Registrant......
(2)         By-Laws of Registrant........................